JPMORGAN TRUST I

JPMorgan International Equity Funds
JPMorgan International Realty Fund
Class A Shares Prospectus
dated October 25, 2006

JPMorgan International Equity Funds
JPMorgan China Region Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
Class A Shares Prospectuses
dated February 28, 2007

JPMorgan International Equity Funds
JPMorgan Asia Equity Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Japan Fund
Class A Shares Prospectus
dated February 28, 2007

JPMorgan International Equity Funds
JPMorgan International Small Cap Equity Fund
Class A Shares Prospectus
dated February 28, 2007

JPMorgan International Equity Funds
JPMorgan Global Focus Fund
Class A Shares Prospectus
dated March 21, 2007

JPMorgan International Equity Funds
JPMorgan India Fund
Class A Shares Prospectus
dated May 1, 2007

JPMorgan International Funds
JPMorgan International Currency Income Fund
Class A Shares Prospectus
dated March 21, 2007

JPMorgan Funds
JPMorgan Strategic Appreciation Fund
JPMorgan Strategic Preservation Fund
Class A Shares Prospectuses
dated March 21, 2007

JPMorgan Funds
JPMorgan Income Builder Fund
Class A Shares Prospectus
dated May 31, 2007

JPMorgan U.S. Equity Funds
JPMorgan Value Discovery Fund
Class A Shares Prospectus
dated September 10, 2007

JPMorgan Specialty Funds
JPMorgan Market Neutral Fund
Class A Shares Prospectus
dated February 28, 2007

Highbridge Funds
Highbridge Statistical Market Neutral Fund
Class A Shares Prospectus
dated February 28, 2007

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware U.S. Equity Fund
Class A Shares Prospectuses
dated February 28, 2007

JPMorgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund
Class A Shares Prospectus
dated August 30, 2007

JPMorgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Class A Shares Prospectus
dated July 1, 2007

JPMorgan Income Funds
JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
JPMorgan Strategic Income Fund
Class A Shares Prospectus
dated July 1, 2007

JPMORGAN TRUST II

JPMorgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short Term Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan West Virginia Municipal Bond Fund
Class A Shares Prospectus
dated July 1, 2007

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Ultra Short Duration Bond Fund
Class A Shares Prospectus
dated July 1, 2007

JPMorgan International Equity Funds
JPMorgan International Equity Index Fund
Class A Shares Prospectus
dated February 28, 2007

JPMorgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Class A Shares Prospectus
dated May 1, 2007

JPMorgan Income Funds
JPMorgan Core Plus Bond Fund
Class A Shares Prospectus
dated September 15, 2007

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Income Funds
JPMorgan Short Term Bond Fund II
Class A Shares Prospectus
dated July 1, 2007

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds
Undiscovered Managers Behavior Growth Fund
Undiscovered Managers Behavior Value Fund
JPMorgan Realty Income Fund
Undiscovered Managers Small Cap Growth Fund
Class A Shares Prospectus
dated December 31, 2006

Supplement dated December 4, 2007
to the Prospectuses as dated above, and as supplemented from time to time

The following paragraph replaces in its entirety the second bullet under paragraph 4 of the Waiver of the Class A Sales Charge section of the How to Do Business with the Fund(s) in the Prospectuses for the above referenced Funds (the “Funds”).

•	Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CLASSA-1207